Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2021
Expenses By Nature
Schedule of cost of goods and services, research and development expenses, marketing and distribution expenses and general and administrative expenses

The consolidated income statement line items cost of goods and services, research and development expenses, marketing and distribution expenses and general and administrative expenses include the following items by nature of cost:

		Year ended December 31,
€ in thousand	Notes	2021	2020	2019
Consulting and other purchased services		169,158	65,212	29,840
Cost of services and change in inventory		105,648	10,778	5,320
Employee benefit expense other than share-based compensation	5.7	85,334	58,264	46,219
Share-based compensation expense	5.7	14,678	6,328	2,552
Raw materials and consumables used		14,676	12,434	9,844
Depreciation and amortization and impairment	5.12/5.13/ 5.14	14,281	9,939	8,607
Building and energy costs		10,960	8,140	6,995
Supply, office and IT costs		7,409	3,333	3,281
License fees and royalties		4,865	4,384	7,553
Advertising costs		2,176	2,496	6,801
Warehousing and distribution costs		1,419	1,898	3,013
Travel and transportation costs		538	529	1,921
Other expenses		1,309	822	1,399
Operating expenses		432,452	184,558	133,345

Principal Accountant Fees and Services:

Principal Accountant Fees and Services:

€ in thousand	Year ended December 31,
	PricewaterhouseCoopers				Deloitte & Associés
	2021	%	2020	%	2021	%	2020	%
Audit fees	1,122	91%	607	78%	1,114	93%	589	77%
provided by the statutory auditor	937	—	517	—	939	—	492	—
provided by the statutory auditor's network	185	—	90	—	174	—	97	—
Audit-related Fees	90	7%	170	22%	85	7%	173	23%
provided by the statutory auditor	85	—	145	—	85	—	155	—
provided by the statutory auditor's network	5	—	25	—	0	—	18	—
Tax Fees	25	2%	0	—	0	—	0	—
provided by the statutory auditor's network	25	—	0	—	0	—	0	—
All other Fees	0	—	0	—	0	—	0	—
Total	1,238	100%	777	100%	1,199	100%	762	100%